Severance Indemnities and Pension Plans (Fair Value of Each Major Category of Plan Assets for Pension Benefits and SIP Investments: Domestic Subsidiaries) (Detail) - Domestic, Japan [Member] - Pension Benefits and SIPs [Member] - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		¥ 1,162,604	¥ 1,322,670
Approximate guaranteed rate of return of "Japanese general accounts of life insurance companies"		1.24%	1.24%
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		¥ 899,883	¥ 1,075,966
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		262,396	245,674
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		325	1,030
Japanese Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		147,926	146,060
Japanese Government Bonds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		147,926	146,060
Non-Japanese Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets			9,226
Non-Japanese Government Bonds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets			8,570
Non-Japanese Government Bonds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets			656
Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		19,452	4,837
Other Debt Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		7,014	109
Other Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		12,113	3,698
Other Debt Securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		325	1,030
Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		690,741	855,353
Japanese Marketable Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		690,741	855,353
Non-Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		47,890	65,191
Non-Japanese Marketable Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		47,655	64,957
Non-Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		235	234
Japanese General Account of Life Insurance Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	[1]	217,898	222,460
Japanese General Account of Life Insurance Companies [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	[1]	217,898	222,460
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		38,697	19,543
Other Investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		6,547	917
Other Investments [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		¥ 32,150	¥ 18,626

[1]	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.24% from April 1, 2018 to March 31, 2019 and 1.24% from April 1, 2019 to March 31, 2020.